                                      Rule 497(e) File Nos. 2-90518 and 811-4006

       Supplement dated January 4, 1999 to Prospectus dated March 2, 1998 for
                        CitiFunds(SM) Balanced Portfolio

Beginning on January 4, 1999, CitiFunds Balanced Portfolio will offer two classes of shares: Class A and Class B.

Shares of the Fund that are outstanding on January 4, 1999 will be classified as Class A shares. No sales charge will be payable as a result of this classification. Investors holding Fund shares on that date will be able to exchange those shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of other CitiFunds and mutual funds managed or advised by Citibank, N.A. without paying a sales charge.

Investors purchasing shares of the Fund on or after January 4, 1999 may select Class A or Class B shares, with different sales charges and expense levels. Please determine which class of shares best fits your particular situation.
See "Classes of Shares" below.
                                                               EXPENSE SUMMARY
--------------------------------------------------------------------------------

The following tables summarize estimated shareholder transaction and annual operating expenses for Class A and Class B shares of the Fund and the underlying Portfolio in which the Fund invests. For more information on costs and expenses, see "Management" -- page 14 of the Prospectus and "General Information -- Expenses" -- page 20 of the Prospectus.*

SHAREHOLDER TRANSACTION EXPENSES                         CLASS A        CLASS B
--------------------------------------------------------------------------------
Maximum sales load imposed on purchases
  (as a percentage of offering price)                      5.00%         none
Maximum sales load imposed on reinvested dividends         none          none
Maximum deferred sales load (as a percentage of
  original purchase price or redemption proceeds,
  whichever is less)                                       none(1)       5.00%
Redemption fee                                             none          none
Exchange fee                                               none          none
--------------------------------------------------------------------------------
(1)Except for purchases of $500,000 or more. See "Class A Shares" below.

                                                          CLASS A       CLASS B
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
Management Fees                                            0.40%         0.40%
12b-1 Fees (including service fees)(1)(2)                  0.00%         1.00%
Other Expenses
  Shareholder Servicing Agent Fees                         0.25%         --
  Other Operating Expenses (after fee waivers and
    reimbursements)(2)                                     0.37%         0.37%
--------------------------------------------------------------------------------
Total Fund Operating Expenses (after fee waivers
  and reimbursements)(2)                                   1.02%         1.77%
--------------------------------------------------------------------------------
  * These tables are intended to assist investors in understanding the various costs and expenses that a shareholder of the Fund will bear, either directly or indirectly. The tables show the fees paid to various service providers after giving effect to expected voluntary partial fee waivers and reimbursements. There can be no assurance that the fee waivers and reimbursements reflected in the tables will continue at these levels. The information in the tables and in the example below is based on the Fund's expenses for the fiscal year ended December 31, 1997, as revised to reflect current fees.
(1) 12b-1 distribution fees are asset-based sales charges. Long-term shareholders in the Fund could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
(2) Absent fee waivers, 12b-1 Fees, Other Operating Expenses and Total Fund Operating Expenses would be 0.25%, 0.42% and 1.32%, respectively, for Class A shares and 1.00%, 0.62% and 2.02%, respectively, for Class B shares.

EXAMPLE: A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:

                                                  ONE     THREE   FIVE      TEN
                                                  YEAR    YEARS   YEARS    YEARS
--------------------------------------------------------------------------------
CITIFUNDS BALANCED PORTFOLIO
Class A                                            $60     $81     $104     $169
Class B
  Assuming redemption at end of period             $68     $86     $106     $188
  Assuming no redemption                           $18     $56     $ 96     $188
--------------------------------------------------------------------------------

The Example assumes that all dividends are reinvested. Without waivers and reimbursements, the amounts in the Example would be $62, $88, $116 and $196 for Class A shares, and $71, $93, $119 and $211 for Class B shares, assuming redemption at the end of the period ($21, $63, $109 and $211 assuming no redemption). For Class B shares, where redemption at the end of the period is assumed, amounts in the Example assume deduction of the maximum applicable contingent deferred sales charge, and all ten year amounts in the Example assume conversion to Class A shares approximately eight years after purchase. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of the Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUND. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CLASSES OF SHARES. Beginning on January 4, 1999, the Fund will offer two classes of shares, Class A and Class B. The main features of the classes are summarized in this paragraph. More detailed information appears below. Please determine which class of shares best fits your particular circumstances. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class A shares have lower annual expenses than Class B shares. Class B shares have no front-end sales charge, but are subject to a deferred sales charge if you sell within five years of purchase. Class B shares have higher annual expenses than Class A shares. Class B shares automatically convert into Class A shares after eight years. Both classes of shares are sold at net asset value for that class. Net asset value may differ by class because Class B shares have higher expenses.

When you place purchase orders and make redemption requests, please specify whether you wish to purchase or redeem Class A or Class B shares. If you fail to specify, purchase orders will be deemed to be for Class A shares, and Class A shares will be redeemed first.

CLASS A SHARES:
o Class A shares are sold at net asset value plus a front-end, or initial, sales charge. The percentage sales charge goes down as the amount of your investment in Class A shares goes up. See the chart below for the percentage sales charge. After the initial sales charge is deducted from your investment, the balance of your investment is invested in the Fund.

   The sales charge may also be reduced or eliminated in certain circumstances, as described in "Class A Shares -- Sales Charge Waivers" and "-- Sales Charge Reductions" below. If you qualify to purchase Class A shares without a sales load, you should purchase Class A shares rather than Class B shares because Class A shares pay lower fees.

                                                                                             BROKER/DEALER
                                                   SALES CHARGE           SALES CHARGE          COMMISSION
AMOUNT OF                                             AS A % OF              AS A % OF           AS A % OF
YOUR INVESTMENT                                  OFFERING PRICE        YOUR INVESTMENT      OFFERING PRICE
------------------------------------------------------------------------------------------------------------
Less than $25,000                                         5.00%                  5.26%               4.50%
$25,000 to less than $50,000                              4.00%                  4.17%               3.60%
$50,000 to less than $100,000                             3.50%                  3.63%               3.15%
$100,000 to less than $250,000                            3.00%                  3.09%               2.70%
$250,000 to less than $500,000                            2.00%                  2.04%               1.80%
$500,000 or more                                          none*                  none*         up to 1.00%
------------------------------------------------------------------------------------------------------------

*A contingent deferred sales charge may apply in certain instances. See below.

o Class A shares pay service fees of up to 0.25% of the average daily net assets represented by the Class A shares. These fees are currently being waived. This fee waiver is voluntary and may be terminated at any time.

o Purchases of $500,000 or more are not subject to an initial sales charge, but are subject to a 1% contingent deferred sales charge in the event of certain redemptions within 12 months following purchase. See below.

o The Distributor will pay commissions to brokers, dealers and other institutions that sell Class A shares of the Fund as shown in the table above. The Distributor retains approximately 10% of the sales charge imposed on Class A shares.

CLASS A SHARES -- SALES CHARGE WAIVERS:
o Reinvestment. The sales charge does not apply to Class A shares acquired through the reinvestment of dividends and capital gains distributions.

o  Eligible Purchasers. Class A shares may be purchased without a sales charge by:

   - tax exempt organizations under Section 501(c)(3-13) of the Internal Revenue Code

   - trust accounts for which Citibank, N.A or any subsidiary or affiliate of Citibank acts as trustee and exercises discretionary investment management authority

   - accounts for which Citibank or any subsidiary or affiliate of Citibank performs investment advisory services or charges fees for acting as custodian

   - directors or trustees (and their immediate families), and retired directors or trustees (and their immediate families), of any investment company for which Citibank or any subsidiary or affiliate of Citibank serves as the investment adviser or as a service or shareholder servicing agent

   - employees of Citibank and its affiliates, CFBDS, Inc. and its affiliates or any Shareholder Servicing Agent and its affiliates (including immediate families of any of the foregoing), and retired employees of Citibank and its affiliates or CFBDS and its affiliates (including immediate families of any of the foregoing)

   - investors participating in a fee-based arrangement sponsored or advised by Citibank or its affiliates

   - investors participating in a rewards program that offers Fund shares as an investment option based on an investor's balances in selected Citigroup Inc. products and services

   - employees of members of the National Association of Securities Dealers, Inc., provided that such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase

   - separate accounts used to fund certain unregistered variable annuity contracts

   - direct rollovers by plan participants from a 401(k) plan offered to Citigroup employees

   - shareholder accounts established through a reorganization or similar form of business combination approved by the Fund's Board of Trustees or by the Board of Trustees of any other CitiFund or mutual fund managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) the terms of which entitle those shareholders to purchase shares of the Fund or any other CitiFund at net asset value without a sales charge

   - employee benefit plans qualified under Section 401(k) of the Internal Revenue Code with accounts outstanding on January 4, 1999

   - employee benefit plans qualified under Section 401 of the Internal Revenue Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements as may be established by CFBDS with respect to the amount of purchase; currently, the amount invested by the qualified plan in the Fund or in any combination of CitiFunds must total a minimum of $1 million

   - accounts associated with Copeland Retirement Programs

   - investors purchasing $500,000 or more of Class A shares; however, a contingent deferred sales charge will be imposed on the investments in the event of certain share redemptions within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (not including reinvested dividends and capital gains distributions) or the total cost of the shares; the contingent deferred sales charge on Class A shares will be waived under the same circumstances as the contingent deferred sales charge on Class B shares will be waived; in determining whether a contingent deferred sales charge on Class A shares is payable, and if so, the amount of the charge:

     /\ it is assumed that shares not subject to the contingent deferred sales charge are the first redeemed followed by other shares held for the longest period of time

     /\ all investments made during a calendar month will age one month on the last day of the month and each subsequent month

     /\ any applicable contingent deferred sales charge will be deferred upon an exchange of Class A shares for Class A shares of another CitiFund and deducted from the redemption proceeds when the exchanged shares are subsequently redeemed (assuming the contingent deferred sales charge is then payable)

     /\ the holding period of Class A shares so acquired through an exchange will be aggregated with the period during which the original Class A shares were held

   - subject to appropriate documentation, investors where the amount invested represents redemption proceeds from a mutual fund (other than a CitiFund), if:

     /\ the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed), and

     /\ the redemption has occurred no more than 60 days prior to the purchase of Class A shares of the Fund

   - an investor who has a business relationship with an investment consultant or other registered representative who joined a broker-dealer which has a sales agreement with CFBDS from another investment firm within six months prior to the date of purchase by the investor, if:

     /\ the investor redeems shares of another mutual fund sold through the investment firm that previously employed that investment consultant or other registered representati ve, and either paid an initial sales charge or was at some time subject to, but did not actually pay, a deferred sales charge or redemption fee with respect to the redemption proceeds,

     /\ the redemption is made within 60 days prior to the investment in the Fund, and

     /\ the net asset value of the shares of the Fund sold to that investor without a sales charge does not exceed the proceeds of the redemption

CLASS A SHARES -- SALES CHARGE REDUCTIONS:
o Reduced Sales Charge Plan. A qualified group may purchase shares as a single purchaser under the reduced sales charge plan. The purchases by the group are lumped together and the sales charge is based on the lump sum. A qualified group must:

   - have been in existence for more than six months

   - have a purpose other than acquiring Fund shares at a discount

   - satisfy uniform criteria that enable CFBDS to realize economies of scale in its costs of distributing shares

   - have more than ten members

   - be available to arrange for group meetings between representatives of the Fund and the members

   - agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to the Distributor

   - seek to arrange for payroll deduction or other bulk transmission of investments to the Fund

o Right of Accumulation. Eligible investors are permitted to purchase Class A shares of the Fund at the public offering price applicable to the total of:

   - the dollar amount then being purchased, plus

   - an amount equal to the then-current net asset value or cost (whichever is higher) of the purchaser's combined holdings in certain CitiFunds and certain other mutual funds managed or advised by Citibank

   See the Statement of Additional Information for more information.

o Letter of Intent. If an investor anticipates purchasing $25,000 or more of Class A shares of the Fund alone or in combination with Class B shares of the Fund or any of the classes of certain other CitiFunds and certain other mutual funds managed or advised by Citibank within a 13-month period, by completing a letter of intent the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to granting a power of attorney to redeem shares if the intended purchases are not completed. See the Statement of Additional Information for more information.

o Reinstatement Privilege. Shareholders who have redeemed Class A shares may reinstate their Fund account without a sales charge up to the dollar amount redeemed (with a credit for any contingent deferred sales charge paid) by purchasing Class A shares of the Fund within 90 days after the redemption. To take advantage of this reinstatement privilege, shareholders must notify their Shareholder Servicing Agent in writing at the time the privilege is exercised.

CLASS B SHARES:
o Class B shares are sold at net asset value without a front-end sales charge, but they are subject to a contingent deferred sales charge.

o Class B shares pay a combined distribution and service fee of 1.00% of the average daily net assets represented by the Class B shares.

o Class B shares have a contingent deferred sales charge (CDSC). This sales charge goes down the longer you hold your Class B shares. See the chart below for the amount of the sales charge. The sales charge is deducted from your redemption proceeds if you redeem your Class B shares within five years of purchasing them.

REDEMPTION DURING                                   CDSC ON SHARES BEING SOLD
--------------------------------------------------------------------------------
1st year since purchase                                   5.00%
2nd year since purchase                                   4.00%
3rd year since purchase                                   3.00%
4th year since purchase                                   2.00%
5th year since purchase                                   1.00%
6th/ year (or later) since purchase                         None
--------------------------------------------------------------------------------

o The CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less.

o There is no CDSC on Class B shares representing capital appreciation or on Class B shares acquired through reinvestment of dividends or capital gains distributions.

o  The Fund will assume that a redemption of Class B shares is made:

   - first, of Class B shares representing capital appreciation

   - next, of shares representing the reinvestment of dividends and capital gains distributions

   - finally of other shares held by the investor for the longest period of time

o The holding period of Class B shares of the Fund acquired through an exchange with another CitiFund will be calculated from the date that the Class B shares were initially acquired in the other CitiFund, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in the other fund. When determining the amount of the CDSC, the Fund will use the CDSC schedule of any fund from which you have exchanged shares that would result in you paying the highest CDSC.

o Class B shares automatically convert to Class A shares of the Fund approximately eight years after issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. Shares are converted based on the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. Because the net asset value of a Class A share may be higher than that of a Class B share, you may receive fewer Class A shares than the number of Class B shares converted, but the dollar value will be the same.

o Commissions will be paid to brokers, dealers and other institutions that sell Class B shares in the amount of 4.50% of the purchase price of Class B shares sold by these entities. These commissions are not paid on exchanges from other CitiFunds or on sales of Class B shares to investors exempt from the CDSC. Entities that sell Class B shares will also receive a portion of the service fee payable under the Class B Distribution Plan at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares sold by them.

CLASS B SHARES -- CDSC ELIMINATION:
o Reinvestment. There is no CDSC on shares representing capital appreciation or on shares acquired through reinvestment of dividends or capital gains distributions.

o  Waivers. The CDSC will be waived in connection with:

   - exchanges into certain CitiFunds

   - a total or partial redemption made within one year of the death of the shareholder; this waiver is available where the deceased shareholder is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship, and applies only to redemption of shares held at the time of death

   - a lump sum or other distribution in the case of an Individual Retirement Account (IRA), a self-employed individual retirement plan (Keogh Plan) or a custodian account under Section 403(b) of the Internal Revenue Code, in each case following attainment of age 59 1/2

   - a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan

   - a redemption resulting from a tax-free return of an excess contribution to an IRA

EXCHANGES
o Shares of the Fund may be exchanged for shares of the same class of certain other CitiFunds, or may be acquired through an exchange of shares of the same class of those funds. Class A shares also may be exchanged for shares of certain CitiFunds that offer only a single class of shares, unless the Class A shares are subject to a contingent deferred sales charge. Class B shares may not be exchanged for shares of CitiFunds that offer only a single class of shares. No initial sales charge is imposed on shares being acquired through an exchange unless Class A shares are being acquired and the sales charge of the fund being exchanged into is greater than the current sales charge for Class A shares of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). No contingent deferred sales charge is imposed on Class B shares when they are exchanged for Class B shares of certain other CitiFunds.

   If you are exchanging into a fund that imposes a sales charge, you may qualify for share prices which do not include the sales charge or which reflect a reduced sales charge, if the Fund shares you are exchanging were:
   (a) purchased with a sales charge, (b) acquired through a previous exchange from shares purchased with a sales charge, (c) outstanding as of January 4, 1999 or (d) acquired through capital appreciation or the reinvestment of dividends and capital gains distributions on those shares. To qualify for this sales charge waiver or reduced sales charge, at the time of exchange you must notify your Shareholder Servicing Agent. Any such qualification may be subject to confirmation, through a check of appropriate records and documentation, of your existing share balances and any sales charges paid on prior share purchases.

   This exchange privilege may be changed or terminated at any time with at least 60 days' notice, when notice is required by applicable rules and regulations.

DISTRIBUTION PLANS. The Fund maintains separate Distribution Plans, which have been adopted in accordance with Rule 12b-1 under the 1940 Act, for Class A and Class B shares. Under the Class A Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. Under the Class B Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

The amounts paid to each recipient pursuant to the Plans may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided. Recipients may receive different compensation for sales of Class A and Class B shares.

The Distributor provides to the Trustees quarterly a written report of amounts expended pursuant to the Plans and the purposes for which the expenditures were made.

During the period they are in effect, the Plans and related Distribution Agreements obligate the Fund to pay fees to the Distributor and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if these entities' expenses exceed the fees provided for under the applicable Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor and others until the applicable Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund.

The Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may vary. Citibank may make similar payments under similar arrangements.

From time to time, the Distributor or Citibank may provide additional promotional bonuses, incentives or payments to dealers that sell shares of the Fund. These may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these bonuses, incentives or payments may be offered only to dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

CONDENSED FINANCIAL INFORMATION. The information in the following table supplements the financial information contained in "Condensed Financial Information" in the Prospectus. The numbers in the table below are unaudited. For more current performance information, call 1-800-625-4554.

                                                                          CITIFUNDS BALANCED
                                                                             PORTFOLIO --
                                                                           SIX MONTHS ENDED
                                                                             JUNE 30, 1998
                                                                              (UNAUDITED)
---------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                             $15.77
Income from Operations:
Net investment income                                                             0.205
Net realized and unrealized gain (loss) on investments                            1.030
---------------------------------------------------------------------------------------------
Total from operations                                                             1.235
---------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                            (0.140)
Net realized gain                                                                (0.455)
---------------------------------------------------------------------------------------------
Total distributions                                                              (0.595)
---------------------------------------------------------------------------------------------
Net Asset Value, end of period                                                   $16.41
---------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                                      $238,193
Ratio of expenses to average net assets (A)                                       1.02%*
Ratio of net investment income to average net assets                              2.49%*
Portfolio turnover                                                                 102%
Total Return                                                                      7.85%**
---------------------------------------------------------------------------------------------

Note: If certain agents of the Fund and its underlying portfolio had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

-----------------------------------------------------------------------------------------
Net investment income per share                                                  $0.189
RATIOS:
Expenses to average net assets (A)                                                1.22%*
Net investment income to average net assets                                       2.29%*
----------------------------------------------------------------------------------------------------
(A)  Includes allocated expenses for the period indicated from the Balanced Portfolio.
  *  Annualized
 **  Not annualized

                                      Rule 497(e) File Nos. 2-90518 and 811-4006

                  Supplement dated January 4, 1999
                                       to
             Statement of Additional Information dated March 2. 1998
                                       for

                        CitiFunds(SM) Balanced Portfolio

SALES CHARGES. Shares of the Fund are sold at net asset value, plus, in the case of Class A shares, a front-end, or initial, sales charge that may be reduced on purchases involving substantial amounts and that may be eliminated in certain circumstances. A contingent deferred sales charge is imposed on redemptions of certain Class B shares made within five years of purchase.

PERFORMANCE. Total rates of return for the Fund may be calculated on investments at various sales charge levels or at net asset value. Any performance data which is based on a reduced sales charge or net asset value would be reduced if the maximum sales charge were taken into account.

DETERMINATION OF NET ASSET VALUE. Net asset value is calculated separately for each class. Per share net asset value of the classes of the Fund's shares can be expected to differ because the Class B shares bear higher expenses than Class A shares.

LETTER OF INTENT. If an investor anticipates purchasing $25,000 or more of Class A shares of the Fund alone or in combination with Class B shares of the Fund or any of the classes of certain other CitiFunds and certain other mutual funds managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) within a 13-month period, the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum by completing a letter of intent on the terms described below. Subject to acceptance by CFBDS, Inc., the Fund's distributor, and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the letter of intent.

o The shareholder's Shareholder Servicing Agent must inform CFBDS that the letter of intent is in effect each time shares are purchased.

o The shareholder makes no commitment to purchase additional shares, but if his or her purchases within 13 months plus the value of shares credited toward completion of the letter of intent do not total the sum specified, an increased sales charge will apply as described below.

o A purchase not originally made pursuant to a letter of intent may be included under a subsequent letter of intent executed within 90 days of the purchase if CFBDS is informed in writing of this intent within the 90-day period.

o The value of shares of the Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the letter of intent, may be included as a credit toward the completion of the letter, but the reduced sales charge applicable to the amount covered by the letter is applied only to new purchases.

o Instructions for issuance of shares in the name of a person other than the person signing the letter of intent must be accompanied by a written statement from the Shareholder Servicing Agent stating that the shares were paid for by the person signing the letter.

o Neither income dividends nor capital gains distributions taken in additional shares will apply toward the completion of the letter of intent.

o The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the letter of intent are deducted from the total purchases made under the letter of intent.

If the investment specified in the letter of intent is not completed (either prior to or by the end of the 13-month period), the Shareholder Servicing Agent will redeem, within 20 days of the expiration of the letter of intent, an appropriate number of the shares in order to realize the difference between the reduced sales charge that would apply if the investment under the letter of intent had been completed and the sales charge that would normally apply to the number of shares actually purchased. By completing and signing the letter of intent, the shareholder irrevocably grants a power of attorney to the Shareholder Servicing Agent to redeem any or all shares purchased under the letter of intent, with full power of substitution.

RIGHT OF ACCUMULATION. A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when his or her new investment, together with the current offering price value of all holdings of that shareholder in the CitiFunds, reaches a discount level. For example, if a Fund shareholder owns shares valued at $50,000 and purchases an additional $50,000 of Class A shares of the Fund, the sales charge for the additional $50,000 purchase would be at the rate of 3.00% (the rate applicable to single transactions from $100,000 to less than $250,000). A shareholder must provide the Shareholder Servicing Agent with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

CONVERSION OF CLASS B SHARES. A shareholder's Class B shares will automatically convert to Class A shares in the Fund approximately eight years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. If a shareholder effects one or more exchanges among Class B shares of the CitiFunds during the eight-year period, the holding periods for the shares so exchanged will be counted toward the eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

SERVICE FEES. The Fund pays fees for distribution and shareholder servicing pursuant to a Distribution Plan adopted with respect to each class of shares of the Fund in accordance with Rule 12b-I under the Investment Company Act of 1940, as amended. The Plan with respect to Class A shares provides that the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Plan with respect to Class B shares provides that the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund.

FINANCIAL STATEMENTS. The financial statements (unaudited) for CitiFunds Balanced Portfolio (Portfolio of Investments at June 30, 1998, Statement of Assets and Liabilities at June 30, 1998, Statement of Operations for the six months ended June 30, 1998, Statement of Changes in Net Assets for the six months ended June 30, 1998 and the year ended December 31, 1997, and Financial Highlights for the six months ended June 30, 1998 and the years ended December 31, 1997, 1996, 1995, 1994 and 1993), which are included in the SemiAnnual Report to Shareholders of CitiFunds Balanced Portfolio, are incorporated herein, by reference.

                                      Rule 497(e) File Nos. 2-90518 and 811-4006

       Supplement dated January 4, 1999 to Prospectus dated March 2, 1998 for
CitiSelect(R) Folio 200                                CitiSelect(R) Folio 400
CitiSelect(R) Folio 300                                CitiSelect(R) Folio 500

Beginning on January 4, 1999, the CitiSelect Portfolios will each offer two classes of shares: Class A and Class B.

Shares of each Fund that are outstanding on January 4, 1999 will be classified as Class A shares. No sales charge will be payable as a result of this classification. Investors holding Fund shares on that date will be able to exchange those shares, and any shares acquired through capital appreciation and the reinvestment of dividends and capital gains distributions on those shares, into Class A shares of other Funds and other mutual funds managed or advised by Citibank, N.A. (including CitiFunds) without paying a sales charge.

Investors purchasing shares of the Funds on or after January 4, 1999 may select Class A or Class B shares, with different sales charges and expense levels. Please determine which class of shares best fits your particular situation. See "Classes of Shares" below.
                                                               EXPENSE SUMMARY
--------------------------------------------------------------------------------

The following tables summarize estimated shareholder transaction and annual operating expenses for Class A and Class B shares of the Funds and their underlying Portfolios.* For more information on costs and expenses, see "Management" -- page 15 of the Prospectus and "General Information -- Expenses" -- page 21 of the Prospectus.**

                                                          CITISELECT FOLIO 200            CITISELECT FOLIO 400
                                                                  AND                              AND
                                                          CITISELECT FOLIO 300            CITISELECT FOLIO 500
                                                         ----------------------          ----------------------
                                                         CLASS A        CLASS B          CLASS A        CLASS B
---------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales load imposed on purchases
  (as a percentage of offering price)                      4.50%           none            5.00%           none
Maximum sales load imposed on reinvested
  dividends                                                 none           none             none           none
Maximum deferred sales load (as a percentage of
  original purchase price or redemption
  proceeds, whichever is less)                              none(1)       4.50%             none(1)       5.00%
Redemption fee                                              none           none             none           none
Exchange fee                                                none           none             none           none
---------------------------------------------------------------------------------------------------------------

(1)Except for purchases of $500,000 or more. See "Class A Shares" below.

                                                          CITISELECT FOLIO 200            CITISELECT FOLIO 400
                                                                   AND                             AND
                                                          CITISELECT FOLIO 300            CITISELECT FOLIO 500
                                                         ----------------------          ----------------------
                                                         CLASS A        CLASS B          CLASS A        CLASS B
---------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A
  PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                            0.75%          0.75%            0.75%          0.75%
12b-1 Fees (including service fees)                        0.50%          0.75%            0.50%          1.00%
Other Expenses                                             0.25%          0.25%            0.25%          0.25%
Total Fund Operating Expenses                              1.50%          1.75%            1.50%          2.00%
---------------------------------------------------------------------------------------------------------------

   *Each Fund invests in multiple Portfolios which are series of separately registered investment companies. Each Fund's "Total Fund Operating Expenses" listed above includes the Fund's pro rata share of each Portfolio's expenses. The total operating expenses of each Portfolio are estimated to be 0.49% for Short-Term Portfolio, 0.60% for Intermediate Income Portfolio, 0.78% for Large Cap Value Portfolio, 0.89% for Small Cap Value Portfolio, 0.97% for International Portfolio, 0.74% for Foreign Bond Portfolio, 0.88% for Small Cap Growth Portfolio and 0.75% for Large Cap Growth Portfolio.
  **These tables are intended to assist investors in understanding the various costs and expenses that a shareholder of a Fund will bear, either directly or indirectly. The information in the tables and in the example below are based on the Funds' fiscal year ended October 31, 1997, as revised to reflect current fees. Long-term shareholders in the Funds could pay more in sales charges than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.
EXAMPLE:A shareholder would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each period indicated below:

                                                             ONE          THREE           FIVE            TEN
                                                            YEAR          YEARS          YEARS          YEARS
-------------------------------------------------------------------------------------------------------------
CITISELECT FOLIO 200 AND CITISELECT FOLIO 300
Class A                                                      $60            $90           $123           $216
Class B
  Assuming redemption at end of period                       $63            $85           $105           $206
  Assuming no redemption                                     $18            $55           $ 95           $206
-------------------------------------------------------------------------------------------------------------
CITISELECT FOLIO 400 AND CITISELECT FOLIO 500
Class A                                                      $64            $95           $128           $220
Class B
  Assuming redemption at end of period                       $70            $93           $118           $233
  Assuming no redemption                                     $20            $63           $108           $233
-------------------------------------------------------------------------------------------------------------

The Example assumes that all dividends are reinvested. For Class B shares, where redemption at the end of the period is assumed, amounts in the Example assume deduction of the maximum applicable contingent deferred sales charge, and all ten year amounts in the Example assume conversion to Class A shares approximately eight years after purchase. The assumption of a 5% annual return is required by the Securities and Exchange Commission for all mutual funds, and is not a prediction of any Fund's future performance. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE FUNDS. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CLASSES OF SHARES. Beginning on January 4, 1999, each fund will offer two classes of shares, Class A and Class B. The main features of the classes are summarized in this paragraph. More detailed information appears below. Please determine which class of shares best fits your particular circumstances. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class A shares have lower annual expenses than Class B shares. Class B shares have no front-end sales charge, but are subject to a deferred sales charge if you sell within five years of purchase. Class B shares have higher annual expenses than Class A shares. Class B shares automatically convert into Class A shares after eight years. Both classes of shares are sold at net asset value for that class. Net asset value may differ by class because Class B shares have higher expenses.

When you place purchase orders and make redemption requests, please specify whether you wish to purchase or redeem Class A or Class B shares. If you fail to specify, purchase orders will be deemed to be for class a shares, and Class A shares will be redeemed first.

CLASS A SHARES:
o Class A shares are sold at net asset value plus a front-end, or initial, sales charge. The percentage sales charge goes down as the amount of your investment in Class A shares goes up. See the chart below for the percentage sales charge. After the initial sales charge is deducted from your investment, the balance of your investment is invested in the Fund.

   The sales charge may also be reduced or eliminated in certain circumstances, as described in "Class A Shares -- Sales Charge Waivers" and "-- Sales Charge Reductions" below. If you qualify to purchase Class A shares without a sales load, you should purchase Class A shares rather than Class B shares because Class A shares pay lower fees.

                              CITISELECT FOLIO 200 AND CITISELECT FOLIO 300
-----------------------------------------------------------------------------------------------------------
                                                                                             BROKER/DEALER
                                                   SALES CHARGE           SALES CHARGE          COMMISSION
AMOUNT OF                                             AS A % OF              AS A % OF           AS A % OF
YOUR INVESTMENT                                  OFFERING PRICE        YOUR INVESTMENT      OFFERING PRICE
-------------------------------------------------------------------------------------------------------------
Less than $25,000                                         4.50%                  4.71%               4.05%
$25,000 to less than $50,000                              4.00%                  4.17%               3.60%
$50,000 to less than $100,000                             3.50%                  3.63%               3.15%
$100,000 to less than $250,000                            2.50%                  2.56%               2.25%
$250,000 to less than $500,000                            1.50%                  1.52%               1.35%
$500,000 or more                                          none*                  none*         up to 1.00%
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                              CITISELECT FOLIO 400 AND CITISELECT FOLIO 500
-------------------------------------------------------------------------------------------------------------
                                                                                             BROKER/DEALER
                                                   SALES CHARGE           SALES CHARGE          COMMISSION
AMOUNT OF                                             AS A % OF              AS A % OF           AS A % OF
YOUR INVESTMENT                                  OFFERING PRICE        YOUR INVESTMENT      OFFERING PRICE
-------------------------------------------------------------------------------------------------------------
Less than $25,000                                         5.00%                  5.26%               4.50%
$25,000 to less than $50,000                              4.00%                  4.17%               3.60%
$50,000 to less than $100,000                             3.50%                  3.63%               3.15%
$100,000 to less than $250,000                            3.00%                  3.09%               2.70%
$250,000 to less than $500,000                            2.00%                  2.04%               1.80%
$500,000 or more                                          none*                  none*         up to 1.00%
-----------------------------------------------------------------------------------------------------------

*A contingent deferred sales charge may apply in certain instances. See below.

o Class A shares pay service fees of 0.50% of the average daily net assets represented by the Class A shares.

o Purchases of $500,000 or more are not subject to an initial sales charge, but are subject to a 1% contingent deferred sales charge in the event of certain redemptions within 12 months following purchase. See below.

o The Distributor will pay commissions to brokers, dealers and other institutions who sell Class A shares of the Funds as shown in the table above. The Distributor retains approximately 10% of the sales charge imposed on Class A shares. Entities that sell Class A shares will also receive the service fee payable under the Class A Service Plan at an annual rate equal to 0.50% of the average daily net assets represented by the Class A shares sold by them.

Class A Shares -- Sales Charge Waivers:

o Reinvestment. The sales charge does not apply to Class A shares acquired through the reinvestment of dividends and capital gains distributions.

o  Eligible Purchasers. Class A shares may be purchased without a sales charge by:

   - tax exempt organizations under Section 501(c)(3-13) of the Internal Revenue Code

   - trust accounts for which Citibank, N.A or any subsidiary or affiliate of Citibank acts as trustee and exercises discretionary investment management authority

   - accounts for which Citibank or any subsidiary or affiliate of Citibank performs investment advisory services or charges fees for acting as custodian

   - directors or trustees (and their immediate families), and retired directors or trustees (and their immediate families), of any investment company for which Citibank or any subsidiary or affiliate of Citibank serves as the investment adviser or as a service agent

   - employees of Citibank and its affiliates, CFBDS, Inc. and its affiliates or any Service Agent and its affiliates (including immediate families of any of the foregoing), and retired employees of Citibank and its affiliates or CFBDS and its affiliates (including immediate families of any of the foregoing)

   - investors participating in a fee-based arrangement sponsored or advised by Citibank or its affiliates

   - investors participating in a rewards program that offers Fund shares as an investment option based on an investor's balances in selected Citigroup Inc. products and services

   - employees of members of the National Association of Securities Dealers, Inc., provided that such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase

   - separate accounts used to fund certain unregistered variable annuity contracts

   - direct rollovers by plan participants from a 401(k) plan offered to Citigroup employees

   - shareholder accounts established through a reorganization or similar form of business combination approved by a Fund's Board of Trustees or by the Board of Trustees of any CitiFund the terms of which entitle those shareholders to purchase shares of the Fund or any CitiFund at net asset value without a sales charge

   - employee benefit plans qualified under Section 401(k) of the Internal Revenue Code with accounts outstanding on January 4, 1999

   - employee benefit plans qualified under Section 401 of the Internal Revenue Code, including salary reduction plans qualified under Section 401(k) of the Code, subject to minimum requirements as may be established by CFBDS with respect to the amount of purchase; currently, the amount invested by the qualified plan in a Fund or in any combination of the Funds and CitiFunds must total a minimum of $1 million

   - accounts associated with Copeland Retirement Programs

   - investors purchasing $500,000 or more of Class A shares; however, a contingent deferred sales charge will be imposed on the investments in the event of certain share redemptions within 12 months following the share purchase, at the rate of 1% of the lesser of the value of the shares redeemed (not including reinvested dividends and capital gains distributions) or the total cost of the shares; the contingent deferred sales charge on Class A shares will be waived under the same circumstances as the contingent deferred sales charge on Class B shares will be waived; in determining whether a contingent deferred sales charge on Class A shares is payable, and if so, the amount of the charge:

     /\ it is assumed that shares not subject to the contingent deferred sales charge are the first redeemed followed by other shares held for the longest period of time

     /\ all investments made during a calendar month will age one month on the last day of the month and each subsequent month

     /\ any applicable contingent deferred sales charge will be deferred upon an exchange of Class A shares for Class A shares of another Fund or any CitiFund and deducted from the redemption proceeds when the exchanged shares are subsequently redeemed (assuming the contingent deferred sales charge is then payable)

     /\ the holding period of Class A shares so acquired through an exchange will be aggregated with the period during which the original Class A shares were held

   - subject to appropriate documentation, investors where the amount invested represents redemption proceeds from a mutual fund (other than a Fund or a CitiFund), if:

     /\ the redeemed shares were subject to an initial sales charge or a deferred sales charge (whether or not actually imposed), and

     /\ the redemption has occurred no more than 60 days prior to the purchase of Class A shares of the Fund

   - an investor who has a business relationship with an investment consultant or other registered representative who joined a broker-dealer which has a sales agreement with CFBDS from another investment firm within six months prior to the date of purchase by the investor, if:

     /\ the investor redeems shares of another mutual fund sold through the investment firm that previously employed that investment consultant or other registered representative, and either paid an initial sales charge or was at some time subject to, but did not actually pay, a deferred sales charge or redemption fee with respect to the redemption proceeds,

     /\ the redemption is made within 60 days prior to the investment in a Fund, and

     /\ the net asset value of the shares of the Fund sold to that investor without a sales charge does not exceed the proceeds of the redemption

Class A Shares -- Sales Charge Reductions:

o Reduced Sales Charge Plan. A qualified group may purchase shares as a single purchaser under the reduced sales charge plan. The purchases by the group are lumped together and the sales charge is based on the lump sum. A qualified group must:

   - have been in existence for more than six months

   - have a purpose other than acquiring Fund shares at a discount

   - satisfy uniform criteria that enable CFBDS to realize economies of scale in its costs of distributing shares

   - have more than ten members

   - be available to arrange for group meetings between representatives of the Funds and the members

   - agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to the Distributor

   - seek to arrange for payroll deduction or other bulk transmission of investments to the Funds

o Right of Accumulation. Eligible investors are permitted to purchase Class A shares of a Fund at the public offering price applicable to the total of:

   - the dollar amount then being purchased, plus

   - an amount equal to the then- current net asset value or cost (whichever is higher) of the purchaser's combined holdings in certain CitiFunds and certain other mutual funds managed or advised by Citibank

   See the Statement of Additional Information for more information.

o Letter of Intent. If an investor anticipates purchasing $25,000 or more of Class A shares of a Fund alone or in combination with Class B shares of the Fund or any of the classes of certain CitiFunds and certain other mutual funds managed or advised by Citibank within a 13-month period, by completing a letter of intent the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to granting a power of attorney to redeem shares if the intended purchases are not completed. See the Statement of Additional Information for more information.

o Reinstatement Privilege. Shareholders who have redeemed Class A shares may reinstate their Fund account without a sales charge up to the dollar amount redeemed (with a credit for any contingent deferred sales charge paid) by purchasing Class A shares of the same Fund within 90 days after the redemption. To take advantage of this reinstatement privilege, shareholders must notify the Transfer Agent or, if they are customers of a Service Agent, their Service Agent in writing at the time the privilege is exercised.

Class B Shares:
o Class B shares are sold at net asset value without a front-end sales charge, but they are subject to a contingent deferred sales charge.

o Class B shares pay combined distribution and service fees of up to 0.75% (up to 1.00% for CitiSelect Folio 400 and CitiSelect Folio 500) of the average daily net assets represented by the Class B shares.

o Class B shares have a contingent deferred sales charge (CDSC). This sales charge goes down the longer you hold your Class B shares. See the chart below for the amount of the sales charge. The sales charge is deducted from your redemption proceeds if you redeem your Class B shares within five years of purchasing them.

                CITISELECT FOLIO 200 AND CITISELECT FOLIO 300
--------------------------------------------------------------------------------
REDEMPTION DURING                                   CDSC ON SHARES BEING SOLD
--------------------------------------------------------------------------------
1st year since purchase                                   4.50%
2nd year since purchase                                   4.00%
3rd year since purchase                                   3.00%
4th year since purchase                                   2.00%
5th year since purchase                                   1.00%
6th year (or later) since purchase                         None
--------------------------------------------------------------------------------

                  CITISELECT FOLIO 400 AND CITISELECT FOLIO 500
--------------------------------------------------------------------------------
REDEMPTION DURING                               CDSC ON SHARES BEING SOLD
--------------------------------------------------------------------------------
1st year since purchase                                   5.00%
2nd year since purchase                                   4.00%
3rd year since purchase                                   3.00%
4th year since purchase                                   2.00%
5th year since purchase                                   1.00%
6th year (or later) since purchase                        None
--------------------------------------------------------------------------------

o The CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less.

o There is no CDSC on Class B shares representing capital appreciation or on Class B shares acquired through reinvestment of dividends or capital gains distributions.

o  Each Fund will assume that a redemption of Class B shares is made:

   - first, of Class B shares representing capital appreciation

   - next, of shares representing the reinvestment of dividends and capital gains distributions

   - finally of other shares held by the investor for the longest period of time

o The holding period of Class B shares of a Fund acquired through an exchange with another Fund or a CitiFund will be calculated from the date that the Class B shares were initially acquired in the other Fund or CitiFund, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in the other fund. When determining the amount of the CDSC, each Fund will use the CDSC schedule of any fund from which you have exchanged shares that would result in you paying the highest CDSC.

o Class B shares automatically convert to Class A shares of the same Fund approximately eight years after issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. Shares are converted based on the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. Because the net asset value of a Class A share may be higher than that of a Class B share, you may receive fewer Class A shares than the number of Class B shares converted, but the dollar value will be the same.

o Commissions will be paid to brokers, dealers and other institutions that sell Class B shares in the amount of 4.00% of the purchase price of Class B shares sold by these entities (4.50% for CitiSelect Folio 400 and CitiSelect Folio
   500). These commissions are not paid on exchanges from other CitiFunds or on sales of Class B shares to investors exempt from the CDSC. Entities that sell Class B shares will also receive a portion of the service fee payable under the Class B Service Plan at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares sold by them.

Class B Shares -- CDSC Elimination:

o Reinvestment. There is no CDSC on shares representing capital appreciation or on shares acquired through reinvestment of dividends or capital gains distributions.

o  Waivers. The CDSC will be waived in connection with:

   - exchanges into another Fund and certain CitiFunds

   - a total or partial redemption made within one year of the death of the shareholder; this waiver is available where the deceased shareholder is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship, and applies only to redemption of shares held at the time of death

   - a lump sum or other distribution in the case of an Individual Retirement Account (IRA), a self- employed individual retirement plan (Keogh Plan) or a custodian account under Section 403(b) of the Internal Revenue Code, in each case following attainment of age 59 1/2

   - a total or partial redemption resulting from any distribution following retirement in the case of a tax-qualified retirement plan

   - a redemption resulting from a tax-free return of an excess contribution to an IRA

Exchanges
o Shares of each Fund may be exchanged for shares of the same class of each other Fund and certain CitiFunds, or may be acquired through an exchange of shares of the same class of those funds. Class A shares also may be exchanged for shares of certain CitiFunds that offer only a single class of shares, unless the Class A shares are subject to a contingent deferred sales charge. Class B shares may not be exchanged for shares of CitiFunds that offer only a single class of shares. No initial sales charge is imposed on shares being acquired through an exchange unless Class A shares are being acquired and the sales charge for Class A shares of the fund being exchanged into is greater than the current sales charge of the Fund (in which case an initial sales charge will be imposed at a rate equal to the difference). No contingent deferred sales charge is imposed on Class B shares when they are exchanged for Class B shares of each other Fund and certain CitiFunds.

   If you are exchanging into a fund that imposes a sales charge, you may qualify for share prices which do not include the sales charge or which reflect a reduced sales charge, if the Fund shares you are exchanging were:
   (a) purchased with a sales charge, (b) acquired through a previous exchange from shares purchased with a sales charge, (c) outstanding as of January 4, 1999 or (d) acquired through capital appreciation or the reinvestment of dividends and capital gains distributions on those shares. To qualify for this sales charge waiver or reduced sales charge, at the time of exchange you must notify the Transfer Agent, or if you are a customer of a Service Agent, your Service Agent. Any such qualification may be subject to confirmation, through a check of appropriate records and documentation, of your existing share balances and any sales charges paid on prior share purchases. This exchange privilege may be changed or terminated at any time with at least 60 days' notice, when notice is required by applicable rules and regulations.

SERVICE PLANS.The Funds maintain separate Service Plans, which have been adopted in accordance with Rule 12b-1 under the 1940 Act, for Class A and Class B shares. Under the Class A Service Plans, each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets represented by Class A shares of the Fund. Under the Class B Service Plans, each Fund may pay a combined monthly fee for distribution and servicing at an annual rate not to exceed 0.75% (1.00% for CitiSelect Folio 400 and CitiSelect Folio 500) of the average daily net assets represented by Class B shares of the Fund. These fees may be used to make payments to the Distributor for distribution services and to Service Agents and others as compensation for the sale of shares of the applicable class of each Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. Each Fund also may make payments to the Distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts.

The amounts paid to each Service Agent and other recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided by the Service Agent. Service Agents and others may receive different compensation for sales of Class A and Class B shares.

The Distributor provides to the Trustees quarterly a written report of amounts expended pursuant to the Service Plans and the purposes for which the expenditures were made.

During the period they are in effect, the Service Plans and related Distribution Agreements obligate each Fund to pay fees to the Distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if these entities' expenses exceed the fees provided for under the Service Plans, the Funds will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Funds will pay the fees to the Distributor, Service Agents and others until the Service Plans or Distribution Agreements are terminated or not renewed. In that event, the Distributor's or Service Agent's expenses in excess of fees received or accrued through the termination date will be the Distributor's or Service Agent's sole responsibility and not obligations of any Fund.

The Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may vary. Citibank may make similar payments under similar arrangements.

From time to time, the Distributor or Citibank may provide additional promotional bonuses, incentives or payments to dealers that sell shares of the Funds. These may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these bonuses, incentives or payments may be offered only to dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

CONDENSED FINANCIAL INFORMATION. The information in the following tables supplements the financial information contained in "Condensed Financial Information" in the Prospectus. The numbers in the table below are unaudited. For more current performance information, call 1-800-625-4554.

                                                                    CITISELECT                   CITISELECT
                                                                    FOLIO 200                    FOLIO 300
                                                                 SIX MONTHS ENDED             SIX MONTHS ENDED
                                                                  APRIL 30, 1998               APRIL 30, 1998
                                                                    (UNAUDITED)                  (UNAUDITED)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                  $11.33                       $11.71
--------------------------------------------------------------------------------------------------------------
Income from Operations:
Net investment income                                                  0.129                        0.110
Net realized and unrealized gain on investments                        0.449                        0.671
----------------------------------------------------------------------------------------------------------------------
Total from operations                                                  0.578                        0.781
----------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                 (0.172)                      (0.138)
Net realized gain on investments                                      (0.186)                      (0.243)
In excess of net income                                               --                           --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (0.358)                      (0.381)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                                        $11.55                       $12.11
----------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $213,474                     $379,024
Ratio of expenses to average net assets (A)                            1.50%*                       1.50%*
Ratio of net investment income to average net assets                   2.67%*                       2.01%*
Total Return                                                           5.30%**                      6.94%**
----------------------------------------------------------------------------------------------------------------------
Note: If certain agents of the Funds and their underlying Portfolios had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:
----------------------------------------------------------------------------------------------------------------------
Net investment income per share                                       $0.127                       $0.110
RATIOS:
Expenses to average net assets (A)                                     1.54%*                       1.50%*
Net investment income to average net assets                            2.63%*                       2.01%*
----------------------------------------------------------------------------------------------------------------------
(A) Includes allocated expenses for the period indicated from the respective portfolios.
 *  Annualized
**  Not annualized

                                                                    CITISELECT                  CITISELECT
                                                                     FOLIO 400                  FOLIO 500
                                                                 SIX MONTHS ENDED           SIX MONTHS ENDED
                                                                  APRIL 30, 1998             APRIL 30, 1998
                                                                   (UNAUDITED)                  (UNAUDITED)
------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period                                  $12.01                       $12.08
------------------------------------------------------------------------------------------------------------
Income from Operations:
Net investment income                                                  0.064                        0.030
Net realized and unrealized gain on investments                        0.919                        1.177
------------------------------------------------------------------------------------------------------------
Total from operations                                                  0.983                        1.207
------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income                                                 (0.079)                      (0.073)
Net realized gain on investments                                      (0.244)                      (0.154)
In excess of net income                                               --                           (0.010)
------------------------------------------------------------------------------------------------------------
Total distributions                                                   (0.323)                      (0.237)
------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period                                        $12.67                       $13.05
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $495,566                     $219,157
Ratio of expenses to average net assets (A)                            1.55%*                       1.55%*
Ratio of net investment income to average net assets                   1.08%*                       0.52%*
Total Return                                                           8.48%**                     10.25%**
------------------------------------------------------------------------------------------------------------
Note: If certain agents of the Funds and their underlying Portfolios had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:
------------------------------------------------------------------------------
Net investment income per share                                       $0.064                       $0.030
RATIOS:
Expenses to average net assets (A)                                     1.55%*                       1.55%*
Net investment income to average net assets                            1.08%*                       0.52%*
----------------------------------------------------------------------------------------------------------------------
(A)        Includes allocated expenses for the period indicated from the respective portfolios.
 *         Annualized
**         Not annualized

ADDITIONAL UPDATED INFORMATION ABOUT THE FUNDS

THE MONEY MARKET CLASS

Each Fund invests those assets which are allocated to the money market class in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These instruments include short-term obligations of the U.S. Government and repurchase agreements covering these obligations, commercial paper of U.S. and foreign issuers, bank obligations (such as certificates of deposit, bankers' acceptances and fixed time deposits) of U.S. and non-U.S. banks and obligations issued or guaranteed by the governments of Western Europe, Scandinavia, Australia, Japan and Canada. These investments provide opportunities for income with low credit risk, and may result in a lower yield than would be available from investments with a lower quality or a longer term.

At least 25% of the assets in the money market class, and possibly up to 100% of the assets in this class, will be invested in bank obligations. This concentration policy will be fundamental, meaning that it will not be able to be changed without the approval of investors (among others, the Funds) in the underlying Portfolio that invests in money market assets. Because of this concentration policy, the Funds' investments in the money market class are susceptible to adverse events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as to decisions by regulators that can affect their profitability.

PORTFOLIO MANAGERS

Richard Goldman, a Vice President of Citibank, has been the overall portfolio manager of the Funds since January, 1999 and is responsible for determining asset allocations, supervising and monitoring the performance of the Citibank personnel described in the Prospectus and below who are responsible for the Funds' securities, as well as supervising and monitoring the performance of the Subadvisers. Mr. Goldman's investment experience is described in the Prospectus under "Investment Manager -- Large Capitalization Growth Securities."

Marguerite Wagner, a Vice President and Senior Portfolio Manager of Citibank, has been responsible for the daily management of the Funds' small cap growth securities since January, 1999. Ms. Wagner joined Citibank in 1985. Since 1995, she has had portfolio management and research analyst responsibility for private equity managed accounts. From 1992 to 1994, Ms. Wagner was a member of the small capitalization equity management group of Citibank Global Asset Management. Prior to 1992, she managed portfolios for the Private Banking Group of Citibank.

VOTING

As multiple series of a Massachusetts business trust, the Funds are not required to hold annual shareholder meetings. Shareholder approval will be sought when the Funds' Trustees believe such approval to be necessary or desirable.

                                      File 497(e) File Nos. 2-90518 and 811-4006

                       Supplement dated January 4, 1999
                                      to
           Statement of Additional Information dated March 2, 1998
                                     for
CitiSelect(R) Folio 200                                  CitiSelect(R) Folio 400
CitiSelect(R) Folio 300                                  CitiSelect(R) Folio 500

SALES CHARGES. Shares of each Fund are sold at net asset value, plus, in the case of Class A shares, a front-end, or initial, sales charge that may be reduced on purchases involving substantial amounts and that may be eliminated in certain circumstances. A contingent deferred sales charge is imposed on redemptions of certain Class B shares made within five years of purchase.

PERFORMANCE. Total rates of return for each of the Funds may be calculated on investments at various sales charge levels or at net asset value. Any performance data which is based on a reduced sales charge or net asset value would be reduced if the maximum sales charge were taken into account.

DETERMINATION OF NET ASSET VALUE. Net asset value is calculated separately for each class. Per share net asset value of the classes of each Fund's shares can be expected to differ because the Class B shares bear higher expenses than Class A shares.

LETTER OF INTENT. If an investor anticipates purchasing $25,000 or more of Class A shares of a Fund alone or in combination with Class B shares of the Fund or any of the classes of certain CitiFunds and certain other mutual funds managed or advised by Citibank (all of such funds being referred to herein as CitiFunds) within a 13-month period, the investor may obtain the shares at the same reduced sales charge as though the total quantity were invested in one lump sum by completing a letter of intent on the terms described below. Subject to acceptance by CFBDS, Inc., the Funds' distributor, and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the letter of intent.

o The shareholder or, if the shareholder is a customer of a Service Agent, his or her Service Agent must inform CFBDS that the letter of intent is in effect each time shares are purchased.

o The shareholder makes no commitment to purchase additional shares, but if his or her purchases within 13 months plus the value of shares credited toward completion of the letter of intent do not total the sum specified, an increased sales charge will apply as described below.

o A purchase not originally made pursuant to a letter of intent may be included under a subsequent letter of intent executed within 90 days of the purchase if CFBDS is informed in writing of this intent within the 90-day period.

o The value of shares of a Fund presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under the letter of intent, may be included as a credit toward the completion of the letter, but the reduced sales charge applicable to the amount covered by the letter is applied only to new purchases.

o Instructions for issuance of shares in the name of a person other than the person signing the letter of intent must be accompanied by a written statement from the Transfer Agent or a Service Agent stating that the shares were paid for by the person signing the letter.

o Neither income dividends nor capital gains distributions taken in additional shares will apply toward the completion of the letter of intent.

o The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the letter of intent are deducted from the total purchases made under the letter of intent.

If the investment specified in the letter of intent is not completed (either prior to or by the end of the 13-month period), the Transfer Agent will redeem, within 20 days of the expiration of the letter of intent, an appropriate number of the shares in order to realize the difference between the reduced sales charge that would apply if the investment under the letter of intent had been completed and the sales charge that would normally apply to the number of shares actually purchased. By completing and signing the letter of intent, the shareholder irrevocably grants a power of attorney to the Transfer Agent to redeem any or all shares purchased under the letter of intent, with full power of substitution.

RIGHT OF ACCUMULATION. A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when his or her new investment, together with the current offering price value of all holdings of that shareholder in the Funds and the CitiFunds, reaches a discount level. For example, if a Fund shareholder owns shares valued at $50,000 and purchases an additional $50,000 of Class A shares of the Fund, the sales charge for the additional $50,000 purchase would be at the rate of 2.50% for CitiSelect Folio 200 and CitiSelect Folio 300 and 3.00% for CitiSelect Folio 400 and CitiSelect Folio 500 (in each case, the rate applicable to single transactions from $100,000 to less than $250,000). A shareholder must provide the Transfer Agent with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

CONVERSION OF CLASS B SHARES. A shareholder's Class B shares will automatically convert to Class A shares in the same Fund approximately eight years after the date of issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. The conversion will be effected at the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs. If a shareholder effects one or more exchanges among Class B shares of the Funds or any CitiFunds during the eight-year period, the holding periods for the shares so exchanged will be counted toward the eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

SERVICE FEES. The Funds pay fees for distribution and shareholder servicing pursuant to a Service Plan adopted with respect to each class of shares of the Funds in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan with respect to Class A shares provides that each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets represented by Class A shares of the Fund. The Service Plan with respect to Class B shares provides that each Fund may pay a combined monthly fee for distribution and servicing at an annual rate not to exceed 0.75% (1.00% for CitiSelect Folio 400 and CitiSelect Folio 500) of the average daily net assets represented by Class B shares of the Fund.

FINANCIAL STATEMENTS. The financial statements (unaudited) for CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 (Statement of Assets and Liabilities at April 30, 1998, Statement of Operations for the six months ended April 30, 1998, Statement of Changes in Net Assets for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the period from June 17, 1996 (September 3, 1996 for CitiSelect Folio 500) (commencement of operations) to December 31, 1996, and Financial Highlights for the six months ended April 30, 1998, the ten months ended October 31, 1997 and the period from June 17, 1996 (September 3, 1996 for CitiSelect Folio 500) (commencement of operations) to December 31, 1996, which are included in the Semi-Annual Report to Shareholders of CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500, are incorporated herein by reference.